Tax - Summary of Tax on (Loss)/Profit (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax [line items]
Current period	[1]	$ 316	$ 261	$ 183
Total income tax charge for the year	[2]	269	260	164
Pillar Two Tax [Member]
Income tax [line items]
Current period		2	0	0
Before exceptional items [member] | United States [member]
Income tax [line items]
Total income tax charge for the year		$ 169	$ 172	$ 134

[1]	Includes $2m (2023: $nil, 2022: $nil) in respect of taxes arising under the Pillar Two framework.
[2]	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.